Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	6 Months Ended				12 Months Ended
	Aug. 31, 2025		Aug. 31, 2024		Feb. 28, 2025		Feb. 29, 2024
Income Statement [Abstract]
Revenue	$ 9,728		$ 8,194		$ 17,517		$ 16,752
Cost of revenue (excluded depreciation and amortization expenses)	(7,926)		(5,698)		(12,764)		(11,986)
Selling and distribution expenses	(5)		(8)		(26)		(23)
General and administrative expenses	(1,811)		(1,540)		(3,828)		(3,334)
Operating Expenses	(9,742)		(7,246)		(16,618)		(15,343)
Profit from operations	(14)		948		899		1,409
Other income (expense):
Interest income	7			[1]	2		4
Interest expense	(52)		(46)		(90)		(88)
Government grant	55		37		114		58
(Loss) Gain on foreign exchange	(4)		(1)		(10)		1
Gain (Loss) on disposal on property and equipment					1		(42)
Other income	62		110		155		40
Total other income (expenses), net	68		100		172		(27)
Income before income taxes	54		1,048		1,071		1,382
Income tax expense			(163)		(123)		(253)
NET INCOME	54		885		948		1,129
Other comprehensive loss:
Foreign currency translation adjustment	29		73		7		1
COMPREHENSIVE INCOME	$ 83		$ 958		$ 955		$ 1,130
Net income per share
Basic	$ 0.003	[2]	$ 0.04	[2]	$ 0.05	[3]	$ 0.06	[3]
Diluted	$ 0.003	[2]	$ 0.04	[2]	$ 0.05	[3]	$ 0.06	[3]
Weighted average number of Ordinary Shares outstanding
Basic	20,250		20,250		20,250		20,250
Diluted	20,250		20,250		20,250		20,250

[1]	Denotes amount less than $1,000.
[2]	Retrospectively restated for effect of 1:2,500 forward stock split and share surrender on December 9, 2024 (see Note 1 and 10).
[3]	Retrospectively restated for effect of 1:2,500 forward stock split and share surrender on December 9, 2024 (see Notes 1 and 11).